SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments And Other Current Assets
Prepayments		$ 2,394	$ 1,465
Vendor prepayments	$ 614	4
Prepaid insurance	1,672	58
Prepaid patent expense	676	529
Prepaid research	785	1,443
VAT receivables		1,263	980
Other assets – goods to be consumed in R&D activities		398	260
Prepayments and other current assets	5,418	4,055	$ 2,705
Other prepayments	366	360
VAT receivables	885	1,263
Other assets – goods to be consumed in R&D activities	$ 420	$ 398